Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	69 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Dividend Performers ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dividend Performers ETF NAV
Average Annual Return, Percent	34.70%	16.35%	18.21%
Preferred-Plus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Preferred-Plus ETF NAV
Average Annual Return, Percent	20.31%	4.23%	6.36%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	36.35%	15.98%	18.78%
Nasdaq US Broad Dividend Achiever TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq US Broad Dividend Achiever TR
Average Annual Return, Percent	30.34%	12.26%	15.54%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.77%
ICE BofA Core Plus Fixed Rate Preferred Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Core Plus Fixed Rate Preferred Securities Index
Average Annual Return, Percent	19.75%	1.92%	4.65%